Stockholders' Equity (Deficit) - Stock Based Compensation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Based Compensation	$ 1,182,019	$ 0	$ 275,878	$ 0
Research and Development Expense [Member]
Stock Based Compensation			90,000	0
General and Administrative Expense [Member]
Stock Based Compensation			$ 185,878	$ 10,077